LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 108,998
2023	107,372
2024	104,373
2025	75,460
2026	31,160
2027 and thereafter	15,439
Less: imputed interest	(86,757)
Total	¥ 356,045